Note 1 - The Company and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2014	2013
Convertible debt	22,401,050	16,666,666
Stock options	4,305,110	4,506,775
Warrants	1,880,620	1,880,620
Restricted stock	1,387,752	207,902
Total anti-dilutive securities	29,974,532	23,261,963

	March 31,
	2014	2013
Convertible debt	20,599,250	14,166,667
Stock options	4,377,874	5,780,608
Warrants	1,880,620	1,880,620
Restricted stock	1,325,402	122,044
Total anti-dilutive securities	28,183,146	21,949,939

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Medical segment
Stryker	$362	$1,201	$840	$2,346
Percentage of total medical segment net sales	11%	35%	13%	36%
Percentage of total net sales	9%	30%	11%	31%

	Fiscal Year Ended March 31,
	2014	2013
Medical segment
Stryker	$4,911	$3,052
Percentage of total segment net sales	35%	26%
Percentage of total net sales	29%	20%
Percentage of total accounts receivable, net	27%	41%

Industrial segment
Pratt & Whitney, a division of United Technology Corporation	$527	$944
Percentage of total segment net sales	18%	26%
Percentage of total net sales	3%	6%
Percentage of accounts receivable, net	9%	2%

Schedule of Inventory, Current [Table Text Block]

Inventories are stated at the lower of cost or market using the first-in, first-out (“FIFO”) method and consist of the following:

	September 30, 2014	March 31, 2014
Raw materials	$3,151	$3,456
Work in process	578	329
Finished goods	492	409
Inventories, net	$4,221	$4,194

	March 31,
	2014	2013
Raw materials	$3,456	$4,352
Work in process	329	427
Finished goods	409	379
Inventories, net	$4,194	$5,158

Property, Plant and Equipment [Table Text Block]
Asset Classification	Estimated Useful Life
Machinery and equipment	7 - 15 years
Demo equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	lesser of lease period or 10 years
Intangible assets	6 - 15 years

Schedule of Deferred Debt Cost [Table Text Block]
	March 31,
Deferred debt cost	2014	2013
Gross carrying amount	$—	$2,060
Accumulated amortization	—	(816)
Extinguishment of debt	—	(1,244)
Net carrying amount	$—	$—

Schedule of Product Warranty Liability [Table Text Block]
	March 31,
	2014	2013
Warranty reserve at April 1	$280	$303
Warranties accrued during the fiscal year	60	230
Warranties settled during the fiscal year	(110)	(253)
Warranty reserve at March 31	$230	$280